FORM 5500, SCHEDULE H, LINE 4i - SCHEDULE OF ASSETS (HELD AT END OF YEAR) (Details) - 401(k) Plan	12 Months Ended
Dec. 31, 2025 USD ($)
FORM 5500, SCHEDULE H, LINE 4i - SCHEDULE OF ASSETS (HELD AT END OF YEAR)
MCDONALD'S LOAN ASSET	$ 30,380,848
TOTAL ASSETS	$ 3,885,351,606
Investment, Identifier [Axis]: Goldman Sachs Asset Management Term Fund 2028, Synthetic Guaranteed Investment Contracts
FORM 5500, SCHEDULE H, LINE 4i - SCHEDULE OF ASSETS (HELD AT END OF YEAR)
Investment issuer name	mcd:GoldmanSachsAssetManagementTermFund2028Member
Current Value	$ 17,878,926
Asset held for investment, party-in-interest	true
Participation status	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Investment, Identifier [Axis]: Goldman Sachs Asset Management Term Fund 2029, Synthetic Guaranteed Investment Contracts
FORM 5500, SCHEDULE H, LINE 4i - SCHEDULE OF ASSETS (HELD AT END OF YEAR)
Investment issuer name	mcd:GoldmanSachsAssetManagementTermFund2029Member
Current Value	$ 19,682,603
Asset held for investment, party-in-interest	true
Participation status	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Investment, Identifier [Axis]: Goldman Sachs Asset Management Intermediate Core Fund, Synthetic Guaranteed Investment Contracts
FORM 5500, SCHEDULE H, LINE 4i - SCHEDULE OF ASSETS (HELD AT END OF YEAR)
Investment issuer name	mcd:GoldmansachsassetmanagementintermediatecorefundMember
Current Value	$ 69,715,966
Asset held for investment, party-in-interest	true
Participation status	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Investment, Identifier [Axis]: Goldman Sachs Asset Management Term Fund 2025, Synthetic Guaranteed Investment Contracts
FORM 5500, SCHEDULE H, LINE 4i - SCHEDULE OF ASSETS (HELD AT END OF YEAR)
Investment issuer name	mcd:Goldmansachsassetmanagementtermfund2025Member
Current Value	$ 1,664,149
Asset held for investment, party-in-interest	true
Participation status	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Investment, Identifier [Axis]: Goldman Sachs Asset Management Term Fund 2026, Synthetic Guaranteed Investment Contracts
FORM 5500, SCHEDULE H, LINE 4i - SCHEDULE OF ASSETS (HELD AT END OF YEAR)
Investment issuer name	mcd:Goldmansachsassetmanagementtermfund2026Member
Current Value	$ 16,211,470
Asset held for investment, party-in-interest	true
Participation status	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Investment, Identifier [Axis]: Goldman Sachs Asset Management Term Fund 2027, Synthetic Guaranteed Investment Contracts
FORM 5500, SCHEDULE H, LINE 4i - SCHEDULE OF ASSETS (HELD AT END OF YEAR)
Investment issuer name	mcd:Goldmansachsassetmanagementtermfund2027Member
Current Value	$ 17,563,217
Asset held for investment, party-in-interest	true
Participation status	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Investment, Identifier [Axis]: Loomis Intermediate Gov/Credit Fund, Synthetic Guaranteed Investment Contracts
FORM 5500, SCHEDULE H, LINE 4i - SCHEDULE OF ASSETS (HELD AT END OF YEAR)
Investment issuer name	mcd:LoomisintermediategovCreditfundMember
Current Value	$ 72,759,600
Participation status	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Investment, Identifier [Axis]: MCDONALDS CORP COM ONE, COMMON STOCK
FORM 5500, SCHEDULE H, LINE 4i - SCHEDULE OF ASSETS (HELD AT END OF YEAR)
Investment issuer name	mcd:McdonaldscorpcomMember
Current Value	$ 35,453
Asset held for investment, party-in-interest	true
Participation status	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Investment, Identifier [Axis]: MCDONALDS CORP COM THREE, COMMON STOCK
FORM 5500, SCHEDULE H, LINE 4i - SCHEDULE OF ASSETS (HELD AT END OF YEAR)
Investment issuer name	mcd:McdonaldscorpcomMember
Current Value	$ 341,346,839
Asset held for investment, party-in-interest	true
Participation status	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Investment, Identifier [Axis]: MCDONALDS CORP COM TWO, COMMON STOCK
FORM 5500, SCHEDULE H, LINE 4i - SCHEDULE OF ASSETS (HELD AT END OF YEAR)
Investment issuer name	mcd:McdonaldscorpcomMember
Current Value	$ 1,010,984,919
Asset held for investment, party-in-interest	true
Participation status	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Investment, Identifier [Axis]: Mfb Nt Collective Aggregate Bond Index Fund-Non Lending, Collective Trusts
FORM 5500, SCHEDULE H, LINE 4i - SCHEDULE OF ASSETS (HELD AT END OF YEAR)
Investment issuer name	mcd:MfbNtCollectiveAggregateBondIndexFundNonLendingMember
Current Value	$ 100,824,605
Asset held for investment, party-in-interest	true
Participation status	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Investment, Identifier [Axis]: Mfb Nt Collective All Country World Ex-Us Imi Fund - Non Lending One, Collective Trusts
FORM 5500, SCHEDULE H, LINE 4i - SCHEDULE OF ASSETS (HELD AT END OF YEAR)
Investment issuer name	mcd:MfbNtCollectiveAllCountryWorldExUsImiFundNonLendingMember
Current Value	$ 2,147,445
Asset held for investment, party-in-interest	true
Participation status	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Investment, Identifier [Axis]: Mfb Nt Collective All Country World Ex-Us Imi Fund - Non Lending, Collective Trusts
FORM 5500, SCHEDULE H, LINE 4i - SCHEDULE OF ASSETS (HELD AT END OF YEAR)
Investment issuer name	mcd:MfbNtCollectiveAllCountryWorldExUsImiFundNonLendingMember
Current Value	$ 167,537,106
Asset held for investment, party-in-interest	true
Participation status	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Investment, Identifier [Axis]: Mfb Nt Collective S&P500 Index Fund-Non Lending One, Collective Trusts
FORM 5500, SCHEDULE H, LINE 4i - SCHEDULE OF ASSETS (HELD AT END OF YEAR)
Investment issuer name	mcd:MfbNtCollectiveSP500IndexFundNonLendingMember
Current Value	$ 27,274,962
Asset held for investment, party-in-interest	true
Participation status	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Investment, Identifier [Axis]: Mfb Nt Collective S&P500 Index Fund-Non Lending, Collective Trusts
FORM 5500, SCHEDULE H, LINE 4i - SCHEDULE OF ASSETS (HELD AT END OF YEAR)
Investment issuer name	mcd:MfbNtCollectiveSP500IndexFundNonLendingMember
Current Value	$ 648,507,090
Asset held for investment, party-in-interest	true
Participation status	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Investment, Identifier [Axis]: Mfo Arrowstreet Collective Invt Tr Global Equity Acwi Cit Cl G, Collective Trusts
FORM 5500, SCHEDULE H, LINE 4i - SCHEDULE OF ASSETS (HELD AT END OF YEAR)
Investment issuer name	mcd:MfoArrowstreetCollectiveInvtTrGlobalEquityAcwiCitClGMember
Current Value	$ 94,599,007
Participation status	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Investment, Identifier [Axis]: Mfo Blackrock Instl Tr Co N A Invt Fds Strategic Completion, Collective Trusts
FORM 5500, SCHEDULE H, LINE 4i - SCHEDULE OF ASSETS (HELD AT END OF YEAR)
Investment issuer name	mcd:MfoBlackrockInstlTrCoNInvtFdsStrategicCompletionMember
Current Value	$ 27,605,376
Participation status	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Investment, Identifier [Axis]: Mfo Capital Group Emp Benefit Invt Tr Cap Grp Multi Sec Fxd, Collective Trusts
FORM 5500, SCHEDULE H, LINE 4i - SCHEDULE OF ASSETS (HELD AT END OF YEAR)
Investment issuer name	mcd:MfoCapitalGroupEmpBenefitInvtTrCapGrpMultiSecFxdMember
Current Value	$ 176,618,422
Participation status	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Investment, Identifier [Axis]: Mfo Eaton Vance Trust Company Multi-Asset Credit Fund Ii, Collective Trusts
FORM 5500, SCHEDULE H, LINE 4i - SCHEDULE OF ASSETS (HELD AT END OF YEAR)
Investment issuer name	mcd:MfoEatonVanceTrustCompanyMultiAssetCreditFundIiMember
Current Value	$ 25,893,622
Participation status	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Investment, Identifier [Axis]: Mfo Fpa Collective Invt Tr Global Equity Citcl 1, Collective Trusts
FORM 5500, SCHEDULE H, LINE 4i - SCHEDULE OF ASSETS (HELD AT END OF YEAR)
Investment issuer name	mcd:MfoFpaCollectiveInvtTrGlobalEquityCitcl1Member
Current Value	$ 94,765,341
Participation status	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Investment, Identifier [Axis]: Mfo Great Gray Collective Invt Tr Fee Class D, Collective Trusts
FORM 5500, SCHEDULE H, LINE 4i - SCHEDULE OF ASSETS (HELD AT END OF YEAR)
Investment issuer name	mcd:MfoGreatGrayCollectiveInvtTrFeeClassDMember
Current Value	$ 77,706,059
Participation status	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Investment, Identifier [Axis]: Mfo Pgim Retirement Real Estate Fund Ii Lp, 103-12 Investments
FORM 5500, SCHEDULE H, LINE 4i - SCHEDULE OF ASSETS (HELD AT END OF YEAR)
Investment issuer name	mcd:MfoPgimRetirementRealEstateFundIiLpMember
Current Value	$ 36,006,535
Asset held for investment, party-in-interest	true
Participation status	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Investment, Identifier [Axis]: Mfo Pinestone Asset Mgmt Collective Invt Tr Global Equity Cit Founders Cl, Collective Trusts
FORM 5500, SCHEDULE H, LINE 4i - SCHEDULE OF ASSETS (HELD AT END OF YEAR)
Investment issuer name	mcd:MfoPinestoneAssetMgmtCollectiveInvtTrGlobalEquityCitFoundersClMember
Current Value	$ 77,988,475
Participation status	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Investment, Identifier [Axis]: Mfo Ssga Reit Index Non Lending Series Fund Cmx2, Collective Trusts
FORM 5500, SCHEDULE H, LINE 4i - SCHEDULE OF ASSETS (HELD AT END OF YEAR)
Investment issuer name	mcd:MfoSsgaReitIndexNonLendingSeriesFundCmx2Member
Current Value	$ 1,495,841
Asset held for investment, party-in-interest	true
Participation status	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Investment, Identifier [Axis]: Mfo St Str Gbl Advisors Tr Co Invt Fds Target Ret 25 Sec Lend, Collective Trusts
FORM 5500, SCHEDULE H, LINE 4i - SCHEDULE OF ASSETS (HELD AT END OF YEAR)
Investment issuer name	mcd:MfoStStrGblAdvisorsTrCoInvtFdsTargetRet25SecLendMember
Current Value	$ 32,381,754
Asset held for investment, party-in-interest	true
Participation status	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Investment, Identifier [Axis]: Mfo St Str Global Advisors Tr Co Invt Targetretir 30 Sec, Collective Trusts
FORM 5500, SCHEDULE H, LINE 4i - SCHEDULE OF ASSETS (HELD AT END OF YEAR)
Investment issuer name	mcd:MfoStStrGlobalAdvisorsTrCoInvtTargetretir30SecMember
Current Value	$ 58,367,785
Asset held for investment, party-in-interest	true
Participation status	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Investment, Identifier [Axis]: Mfo St Str Global Advisors Tr Co Invt Targetretir 35 Sec, Collective Trusts
FORM 5500, SCHEDULE H, LINE 4i - SCHEDULE OF ASSETS (HELD AT END OF YEAR)
Investment issuer name	mcd:MfoStStrGlobalAdvisorsTrCoInvtTargetretir35SecMember
Current Value	$ 70,250,665
Asset held for investment, party-in-interest	true
Participation status	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Investment, Identifier [Axis]: Mfo St Str Global Advisors Tr Co Invt Targetretir 40 Sec, Collective Trusts
FORM 5500, SCHEDULE H, LINE 4i - SCHEDULE OF ASSETS (HELD AT END OF YEAR)
Investment issuer name	mcd:MfoStStrGlobalAdvisorsTrCoInvtTargetretir40SecMember
Current Value	$ 62,365,803
Asset held for investment, party-in-interest	true
Participation status	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Investment, Identifier [Axis]: Mfo St Str Global Advisors Tr Co Invt Targetretir 45 Sec, Collective Trusts
FORM 5500, SCHEDULE H, LINE 4i - SCHEDULE OF ASSETS (HELD AT END OF YEAR)
Investment issuer name	mcd:MfoStStrGlobalAdvisorsTrCoInvtTargetretir45SecMember
Current Value	$ 64,345,332
Asset held for investment, party-in-interest	true
Participation status	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Investment, Identifier [Axis]: Mfo St Str Global Advisors Tr Co Invt Targetretir 50 Sec, Collective Trusts
FORM 5500, SCHEDULE H, LINE 4i - SCHEDULE OF ASSETS (HELD AT END OF YEAR)
Investment issuer name	mcd:MfoStStrGlobalAdvisorsTrCoInvtTargetretir50SecMember
Current Value	$ 55,554,570
Asset held for investment, party-in-interest	true
Participation status	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Investment, Identifier [Axis]: Mfo St Str Global Advisors Tr Co Invt Targetretir 55 Sec, Collective Trusts
FORM 5500, SCHEDULE H, LINE 4i - SCHEDULE OF ASSETS (HELD AT END OF YEAR)
Investment issuer name	mcd:MfoStStrGlobalAdvisorsTrCoInvtTargetretir55SecMember
Current Value	$ 49,490,705
Asset held for investment, party-in-interest	true
Participation status	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Investment, Identifier [Axis]: Mfo St Str Global Advisors Tr Co Invt Targetretir 60 Sec, Collective Trusts
FORM 5500, SCHEDULE H, LINE 4i - SCHEDULE OF ASSETS (HELD AT END OF YEAR)
Investment issuer name	mcd:MfoStStrGlobalAdvisorsTrCoInvtTargetretir60SecMember
Current Value	$ 38,369,490
Asset held for investment, party-in-interest	true
Participation status	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Investment, Identifier [Axis]: Mfo St Str Global Advisors Tr Co Invt Targetretir 65 Sec, Collective Trusts
FORM 5500, SCHEDULE H, LINE 4i - SCHEDULE OF ASSETS (HELD AT END OF YEAR)
Investment issuer name	mcd:MfoStStrGlobalAdvisorsTrCoInvtTargetretir65SecMember
Current Value	$ 4,905,222
Asset held for investment, party-in-interest	true
Participation status	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Investment, Identifier [Axis]: Mfo St Str Global Advisors Tr Co Invt Targetretir 70 Sec, Collective Trusts
FORM 5500, SCHEDULE H, LINE 4i - SCHEDULE OF ASSETS (HELD AT END OF YEAR)
Investment issuer name	mcd:MfoStStrGlobalAdvisorsTrCoInvtTargetretir70SecMember
Current Value	$ 1,115,807
Asset held for investment, party-in-interest	true
Participation status	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Investment, Identifier [Axis]: Mfo St Str Global Advisors Tr Co Invt Targetretir Inc Sec, Collective Trusts
FORM 5500, SCHEDULE H, LINE 4i - SCHEDULE OF ASSETS (HELD AT END OF YEAR)
Investment issuer name	mcd:MfoStStrGlobalAdvisorsTrCoInvtTargetretirIncSecMember
Current Value	$ 18,122,543
Asset held for investment, party-in-interest	true
Participation status	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Investment, Identifier [Axis]: Nt Collective Extended Equity Index Fd -Nonlending, Collective Trusts
FORM 5500, SCHEDULE H, LINE 4i - SCHEDULE OF ASSETS (HELD AT END OF YEAR)
Investment issuer name	mcd:NtCollectiveExtendedEquityIndexFdNonlendingMember
Current Value	$ 176,179,947
Asset held for investment, party-in-interest	true
Participation status	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Investment, Identifier [Axis]: Nt Collective Short Term Invt Fd, Collective Trusts
FORM 5500, SCHEDULE H, LINE 4i - SCHEDULE OF ASSETS (HELD AT END OF YEAR)
Investment issuer name	mcd:NtCollectiveShortTermInvtFdMember
Current Value	$ 38,000,096
Participation status	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Investment, Identifier [Axis]: Wellington Intermediate Core Portfolio, Synthetic Guaranteed Investment Contracts
FORM 5500, SCHEDULE H, LINE 4i - SCHEDULE OF ASSETS (HELD AT END OF YEAR)
Investment issuer name	mcd:WellingtonintermediatecoreportfolioMember
Current Value	$ 58,708,011
Participation status	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
MCDONALD'S CORPORATION COMMON STOCK
FORM 5500, SCHEDULE H, LINE 4i - SCHEDULE OF ASSETS (HELD AT END OF YEAR)
Current Value	$ 1,352,367,211
SYNTHETIC GUARANTEED INVESTMENT CONTRACTS
FORM 5500, SCHEDULE H, LINE 4i - SCHEDULE OF ASSETS (HELD AT END OF YEAR)
Current Value	274,183,942
Collective funds
FORM 5500, SCHEDULE H, LINE 4i - SCHEDULE OF ASSETS (HELD AT END OF YEAR)
Current Value	2,192,413,070
103-12 - Real estate fund
FORM 5500, SCHEDULE H, LINE 4i - SCHEDULE OF ASSETS (HELD AT END OF YEAR)
Current Value	$ 36,006,535